United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Six months ended 11/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2008

Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2008		2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.004		0.030	0.044	0.032		0.011		0.002
Net realized gain on investments	--		--	--	0.000	[2]	0.000	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.030	0.044	0.032		0.011		0.002
Less Distributions:
Distributions from net investment income	(0.004)		(0.030)	(0.044)	(0.032)		(0.011)		(0.002)
Distributions from net realized gain on investments	--		--	--	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]
TOTAL DISTRIBUTIONS	(0.004)		(0.030)	(0.044)	(0.032)		(0.011)		(0.002)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [3]	0.40%		3.01%	4.49%	3.22%		1.14%		0.23%

Ratios to Average Net Assets:
Net expenses	0.78	% [4]	0.83%	0.83%	0.83%		0.83%		0.83%
Net investment income	0.82	% [4]	3.01%	4.40%	3.23%		1.06%		0.21%
Expense waiver/reimbursement [5]	0.11	% [4]	0.03%	0.01%	0.02%		0.01%		0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$273,394		$302,004	$340,232	$307,058		$210,021		$300,282

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,004.00	$3.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.16	$3.95

1 Expenses are equal to the Fund's annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Repurchase Agreements	72.4%
U.S. Treasury Securities	27.7%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At November 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.3%
8-30 Days	3.7%
31-90 Days	17.0%
91-180 Days	9.0%
181 Days or more	4.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount			Value
		U.S. TREASURY--27.7%
$6,000,000	[1]	United States Treasury Bill, 0.420%, 1/22/2009	$5,996,360
34,000,000	[1]	United States Treasury Bills, 0.800% - 1.900%, 1/15/2009	33,954,025
2,000,000	[1]	United States Treasury Bill, 0.990%, 5/15/2009	1,990,925
2,000,000	[1]	United States Treasury Bill, 1.000%, 10/22/2009	1,981,945
12,000,000	[1]	United States Treasury Bill, 1.100%, 4/16/2009	11,950,133
5,500,000	[1]	United States Treasury Bills, 1.330% - 2.295%, 7/2/2009	5,445,300
6,000,000	[1]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	5,942,188
2,000,000		United States Treasury Notes, 4.000%, 8/31/2009	2,037,040
2,750,000		United States Treasury Notes, 4.500%, 3/31/2009	2,774,084
2,000,000		United States Treasury Notes, 4.875%, 1/31/2009	2,010,312
750,000		United States Treasury Notes, 4.875%, 5/15/2009	758,556
1,000,000		United States Treasury Notes, 4.875%, 5/31/2009	1,013,043
		TOTAL U.S. TREASURY	75,853,911
		REPURCHASE AGREEMENTS--72.4%
5,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 11/25/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,000,058,333 on 12/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,020,051,014.	5,000,000
1,000,000		Interest in $6,000,000,000 joint repurchase agreement 0.20%, dated 11/28/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $6,000,100,000 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $6,120,102,038.	1,000,000
4,000,000	[2]	Interest in $750,000,000 joint repurchase agreement 0.375%, dated 11/13/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,218,750 on 12/12/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2017 and the market value of those underlying securities was $765,095,716.	4,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$1,000,000	[2]	Interest in $100,000,000 joint repurchase agreement 2.10%, dated 8/13/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $101,044,167 on 2/9/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2025 and the market value of the underlying security was $102,648,675.	$1,000,000
35,868,000		Interest in $700,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $700,014,583 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $714,014,977.	35,868,000
3,000,000	[2]	Interest in $294,000,000 joint repurchase agreement 2.04%, dated 8/20/2008 under which Credit Suisse First Boston LLC will repurchase a security provided as collateral for $296,548,980 on 1/21/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/28/2009 and the market value of the underlying security was $301,563,186.	3,000,000
4,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.40%, dated 11/10/2008 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $500,166,667 on 12/10/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2028 and the market value of the underlying security was $510,119,058.	4,000,000
12,000,000	[2]	Interest in $1,875,000,000 joint repurchase agreement 0.55%, dated 11/5/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,875,830,729 on 12/5/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,913,230,610.	12,000,000
30,000,000		Interest in $500,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,010,417 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,002,869.	30,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.25%, dated 11/28/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,020,833 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/8/2009 and the market value of those underlying securities was $1,020,002,234.	50,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $900,000,000 joint repurchase agreement 0.21%, dated 11/28/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $900,015,750 on 12/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2018 and the market value of those underlying securities was $918,016,135.	$50,000,000
2,000,000	[2]	Interest in $244,000,000 joint repurchase agreement 2.05%, dated 8/7/2008 under which UBS Securities LLC will repurchase securities provided as collateral for $246,014,694 on 12/31/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/19/2009 and the market value of those underlying securities was $250,471,123.	2,000,000
		TOTAL REPURCHASE AGREEMENTS	197,868,000
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	273,721,911
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [4]	(327,822)
		TOTAL NET ASSETS--100%	$273,394,089

1 Discount rate at time of purchase.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ --
Level 2--Other Significant Observable Inputs	273,721,911
Level 3--Significant Unobservable Inputs	--
TOTAL	$ 273,721,911

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008 (unaudited)

Assets:
Investments in repurchase agreements	$197,868,000
Investments in securities	75,853,911
Total investments in securities, at amortized cost and value		$273,721,911
Cash		3,248
Income receivable		146,699
Receivable for shares sold		2,791
TOTAL ASSETS		273,874,649
Liabilities:
Payable for shares redeemed	444,310
Income distribution payable	7,403
Payable for Directors'/Trustees' fees	289
Payable for portfolio accounting fees	11,486
Payable for distribution services fee (Note 4)	3,617
Accrued expenses	13,455
TOTAL LIABILITIES		480,560
Net assets for 273,386,817 shares outstanding		$273,394,089
Net Assets Consist of:
Paid-in capital		$273,386,817
Undistributed net investment income		7,272
TOTAL NET ASSETS		$273,394,089
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$273,394,089 ÷ 273,386,817 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2008 (unaudited)

Investment Income:
Interest			$2,042,681
Expenses:
Investment adviser fee (Note 4)		$639,317
Administrative personnel and services fee (Note 4)		99,859
Custodian fees		13,526
Transfer and dividend disbursing agent fees and expenses		27,869
Directors'/Trustees' fees		7,430
Auditing fees		8,523
Legal fees		6,448
Portfolio accounting fees		31,650
Distribution services fee (Note 4)		246,776
Share registration costs		14,153
Printing and postage		6,001
Insurance premiums		2,844
Miscellaneous		36,070
TOTAL EXPENSES		1,140,466
Waivers (Note 4):
Waiver of investment adviser fee	$(71,491)
Waiver of administrative personnel and services fee	(2,555)
Waiver of distribution services fee	(66,139)
TOTAL WAIVERS		(140,185)
Net expenses			1,000,281
Net investment income			$1,042,400

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2008	Year Ended 5/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,042,400	$9,150,021
Distributions to Shareholders:
Distributions from net investment income	(1,036,390)	(9,150,959)
Share Transactions:
Proceeds from sale of shares	662,432,409	1,649,012,200
Net asset value of shares issued to shareholders in payment of distributions declared	295,334	3,288,511
Cost of shares redeemed	(691,343,203)	(1,690,528,609)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,615,460)	(38,227,898)
Change in net assets	(28,609,450)	(38,228,836)
Net Assets:
Beginning of period	302,003,539	340,232,375
End of period (including undistributed net investment income of $7,272 and $1,262, respectively)	$273,394,089	$302,003,539

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008 (unaudited)

1. ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Treasury Cash Series II (the "Fund"). The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund is 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expense will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expense on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 11/30/2008	Year Ended 5/31/2008
Shares sold	662,432,409	1,649,012,200
Shares issued to shareholders in payment of distributions declared	295,334	3,288,511
Shares redeemed	(691,343,203)	(1,690,528,609)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(28,615,460)	38,227,898

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the Adviser voluntarily waived $71,491 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,555 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2008, FSC voluntarily waived $66,139 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2008, FSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the six months ended November 30, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

TREASURY CASH SERIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552301

1121606 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series II

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009